Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,525,000.00
Previously Paid Amount	0.00
Total Fee Amount	210.60
Total Offset Amount	0.00
Net Fee	210.60
Narrative - Max Aggregate Offering Price	$ 1,525,000.00
Final Prospectus	true